Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 413,429	$ 390,217	$ 326,492
Costs and expenses:
Operating costs (exclusive of depreciation and amortization)	292,136	270,818	233,337
Depreciation and amortization expense	11,294	10,917	8,889
Selling, general and administrative expense	88,399	81,375	76,754
Total costs and expenses	391,829	363,110	318,980
Operating income	21,600	27,107	7,512
Interest income and other income (expense)	(91)	(616)	(237)
Interest expense	(1,804)	(1,336)	(1,105)
Income from continuing operations before income taxes	19,705	25,155	6,170
Income tax expense	(7,811)	(9,733)	(5,365)
Income from continuing operations	11,894	15,422	805
Loss from discontinued operations, net of income tax	(539)	(1,395)	0
Net income	$ 11,355	$ 14,027	$ 805
Basic earnings (loss) per common share:
Continuing operations	$ 0.31	$ 0.41	$ 0.02
Discontinued operations	(0.01)	(0.04)	0.00
Net income	0.30	0.37	0.02
Diluted earnings (loss) per common share:
Continuing operations	0.31	0.41	0.02
Discontinued operations	(0.01)	(0.04)	0.00
Net income	$ 0.30	$ 0.37	$ 0.02
Weighted-average number of common and common equivalent shares used in computing earnings (loss) per common share:
Basic (in shares)	37,631	37,422	37,266
Diluted (in shares)	37,867	37,630	37,494